Financial liabilities - Summary and Movement (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	€ 68,982		€ 81,167
Financial liabilities designated at fair value through profit or loss	54,131		48,038
FINANCIAL LIABILITIES AT AMORTISED COST	1,310,433		1,248,188
Changes in financial instruments, Liabilities
Perimeter	27
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	52,440		64,469
Short positions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	16,542		16,698
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0		0
Financial liabilities designated at fair value through profit or loss	48,640		43,598
FINANCIAL LIABILITIES AT AMORTISED COST	1,038,892		990,391
Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0		0
Financial liabilities designated at fair value through profit or loss	3,189		2,490
FINANCIAL LIABILITIES AT AMORTISED COST	124,947		112,804
Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0		0
Financial liabilities designated at fair value through profit or loss	7,446		6,765
FINANCIAL LIABILITIES AT AMORTISED COST	57,823		62,620
Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0		0
Financial liabilities designated at fair value through profit or loss	38,005		34,343
FINANCIAL LIABILITIES AT AMORTISED COST	856,122		814,967
Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0		0
Financial liabilities designated at fair value through profit or loss	5,491		4,440
FINANCIAL LIABILITIES AT AMORTISED COST	237,739		230,829
Financial liabilities	243,230		235,269
Changes in financial instruments, Liabilities
Balance at beginning of year	235,269
Balance at year-end	243,230
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0		0
Financial liabilities designated at fair value through profit or loss	0		0
FINANCIAL LIABILITIES AT AMORTISED COST	33,802		26,968
Bonds And Debentures And Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	218,243	€ 226,718	213,263
Changes in financial instruments, Liabilities
Balance at beginning of year	213,263	229,333
Perimeter	0	0
Issues	34,993	40,962
Repurchases or redemptions	(32,496)	(38,364)
Exchange rate and other adjustments	2,483	(5,213)
Balance at year-end	218,243	226,718
Bonds And Debentures
Disclosure of financial liabilities [line items]
Financial liabilities	194,860	206,241	191,577
Changes in financial instruments, Liabilities
Balance at beginning of year	191,577	208,455
Perimeter	0	0
Issues	33,415	39,109
Repurchases or redemptions	(32,496)	(36,749)
Exchange rate and other adjustments	2,364	(4,574)
Balance at year-end	194,860	206,241
Bonds And Debentures | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	194,860		191,577
Changes in financial instruments, Liabilities
Balance at beginning of year	191,577
Balance at year-end	194,860
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,383	20,477	21,686
Changes in financial instruments, Liabilities
Balance at beginning of year	21,686	20,878
Perimeter	0	0
Issues	1,578	1,853
Repurchases or redemptions	0	(1,615)
Exchange rate and other adjustments	119	(639)
Balance at year-end	23,383	€ 20,477
Subordinated liabilities | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	23,383		21,686
Changes in financial instruments, Liabilities
Balance at beginning of year	21,686
Balance at year-end	23,383
Promissory Notes and Other Securities | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	24,987		€ 22,006
Changes in financial instruments, Liabilities
Balance at beginning of year	22,006
Balance at year-end	€ 24,987